Cash at Banks (Tables)	12 Months Ended
Dec. 31, 2022
Cash at Banks [Abstract]
Schedule of cash and cash equivalents
	2022	2021
	USD ’000	USD ’000
Cash and bank balances*	82,969	205,866
Deposits with original maturities of three months or less	54,974	36,280
	137,943	242,146

*	This item includes restricted cash in the amount of USD 10,800 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business (2021: USD 5,400 thousand). In addition, this item includes a restricted call deposit in the amount of USD 5,000 thousand (2021: USD 5,000 thousand) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognised as a liability and transferred to the reinsurance company on a semi-annual basis.

Schedule of term deposits
	2022	2021
	USD ’000	USD ’000
Deposits with original maturities over three months and less than one year	265,691	136,278
Deposits with original maturities over one year	31,335	43,688
	297,026	179,966